Long-Lived and Other Asset Impairment	9 Months Ended
Sep. 30, 2023
Asset Impairment Charges [Abstract]
Long-Lived and Other Asset Impairment
8. Long-Lived and Other Asset Impairment
Long-lived assets, including property, plant, and equipment, and other finite-lived identifiable intangible assets, are reviewed for impairment whenever events or changes in circumstances, including the removal of compressors from the active fleet, indicate that the carrying amount of an asset may not be recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy, among others. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to estimated future undiscounted net cash flows expected to be generated by the asset. Impairment losses are recognized in the period in which the impairment occurs and represent the excess of the asset carrying value over its estimated future discounted net cash flows. No impairment was recorded nor triggering events were identified for the three and nine month periods ended September 30, 2023 and 2022.